Parent company only condensed financial information (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Selling and administrative expenses	¥ (3,417,811)	¥ (3,013,997)	¥ (1,259,638)
Other (losses)/gains, net	70,981	60,508	(10,904)
Loss from operations	(109,228)	(462,138)	527,259
Interest income	41,651	24,980	13,607
Interest expense	(52,155)	(8,140)	(6,340)
Share of results of equity investees	(25,640)	(16,663)	(893)
Profit/(Loss) before tax	(190,384)	(320,766)	587,214
Income tax expense	147,569	64,518	97,643
Net income/(loss)	(541,345)	(506,992)	485,639
Other comprehensive (loss)/income to be reclassified to profit or loss in subsequent periods:
Foreign currency exchange gains, net of tax of nil	459,430	344,748	3,164
Total comprehensive income/(loss), net of tax	(82,118)	(162,244)	488,803
Parent Company [Member]
Selling and administrative expenses	(689,656)	(806,198)	(58,846)
Other (losses)/gains, net	5	11	(7)
Loss from operations	(689,651)	(806,187)	(58,853)
Interest income	1,209	11,201	5
Interest expense	(21,407)	0	0
Share of results of equity investees	(24,354)	(4,782)	0
Equity in profit of subsidiaries, VIEs and subsidiaries of VIEs	192,858	292,776	544,487
Profit/(Loss) before tax	(541,345)	(506,992)	485,639
Income tax expense	0	0	0
Net income/(loss)	(541,345)	(506,992)	485,639
Other comprehensive (loss)/income to be reclassified to profit or loss in subsequent periods:
Foreign currency exchange gains, net of tax of nil	459,227	344,748	3,164
Total comprehensive income/(loss), net of tax	¥ (82,118)	¥ (162,244)	¥ 488,803